CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2021
Corporate Information [Abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Pharming Group N.V. (hereafter "the Company", "the Group" or "Pharming") is a specialty pharmaceutical company developing innovative products for the safe, effective treatment of rare diseases and unmet medical needs. Pharming’s lead product, RUCONEST® (conestat alfa) is a recombinant human C1 esterase inhibitor approved for the treatment of acute Hereditary Angioedema (“HAE”) attacks in patients in Europe, the US, Israel and South Korea. The product is available on a named-patient basis in other territories where it has not yet obtained marketing authorization.
The consolidated financial statements of Pharming for the year ended December 31, 2021 were authorized for issue in accordance with a resolution of the Board of Directors on April 6, 2022. The financial statements are subject to adoption by the Annual General Meeting of shareholders, which has been scheduled for May 18, 2022.
The headquarters and registered office of Pharming Group N.V. are located at:

Darwinweg 24
2333 CR Leiden
The Netherlands